Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) - Shares Issued and Outstanding Capital [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Restricted Share Units of 0.97 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	$ 0.97
Restricted Share Units of 0.83 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	0.83
Restricted Share Units of 0.71 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	0.71
Restricted Share Units of 0.26 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	0.26
Restricted Share Units of 0.23 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price	$ 0.23